Auditor's remuneration	12 Months Ended
Dec. 31, 2017
Auditor's remuneration
Auditor's remuneration

33. Auditor’s remuneration

The statutory auditor’s fees for carrying out his mandate at group level amounted to €310.0 thousand in 2017 (2016: €475.0 thousand). The fees for audit-related services executed by the statutory auditor, in particular other assurance engagements primarily related to the performance of the audit or review of the company’s financial statements, amounted to €90.8 thousand in 2017 (2016: €186.0 thousand), of which €13.0 thousand related to legal assignments (2016: €6.2 thousand). Fees for persons related to the statutory auditor for carrying out an auditor’s mandate at group level amounted to €40.0 thousand in 2017 (2016: €40.0 thousand). Other fees related to non-audit fees, in particular IT consulting fees, amounted to €40.5 thousand for the year 2017 (2016: nil). The audit committee and the board of directors are of the opinion that these non-audit services do not affect the independence of the statutory auditor in the performance of his audit. The abovementioned additional fees were fully approved by the audit committee in accordance with article 133 §6 of the Belgian Companies Code.